Fees Summary	Sep. 24, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 448,528,500
Previously Paid Amount	0
Total Fee Amount	66,203
Total Offset Amount	0
Net Fee	$ 66,203